Capital Reserves | Government Fund
Fund Summary Fund/Class: Government Fund/Capital Reserves
Investment Objective
The fund seeks as high a level of current income as is consistent with preservation of capital and liquidity.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Capital Reserves Government Fund Capital Reserves Class
Shareholder fees (fees paid directly from your investment)	none

Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Class Operating Expenses		Capital Reserves Government Fund Capital Reserves Class
Management fee		0.25%
Distribution and/or Service (12b-1) fees		0.50%
Other expenses	[1]	0.25%
Total annual operating expenses		1.00%
Fee waiver and/or expense reimbursement	[2]	0.05%
Total annual operating expenses after fee waiver and/or expense reimbursement		0.95%
[1]	Based on estimated amounts for the current fiscal year.
[2]	Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Capital Reserves Class of the fund to the extent that total operating expenses (excluding interest, taxes, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets, exceed 0.95%. This arrangement will remain in effect through December 31, 2014. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees.

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Expense Example (USD $)	Capital Reserves Government Fund Capital Reserves Class
1 year	97
3 years	311

Principal Investment Strategies
  Normally investing at least 80% of assets in U.S. Government securities and repurchase agreements for those securities.
  Investing in U.S. Government securities issued by entities that are chartered or sponsored by Congress but whose securities are neither issued nor guaranteed by the U.S. Treasury.
  Potentially entering into reverse repurchase agreements.
  Investing in compliance with industry-standard regulatory requirements for money market funds for the quality, maturity, and diversification of investments.

Principal Investment Risks
  Interest Rate Changes. Interest rate increases can cause the price of a money market security to decrease.
  Issuer-Specific Changes. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a money market security to decrease.
An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
Performance
Performance history will be available for the fund after the fund has been in operation for one calendar year.